ORGANIZATION AND PRINCIPAL ACTIVITIES	12 Months Ended
Jun. 30, 2026
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION AND PRINCIPAL ACTIVITIES

NOTE 1 - ORGANIZATION AND PRINCIPAL ACTIVITIES

STAK Inc. (“STAK”) was incorporated as an exempted holding company under the laws of Cayman Islands on May 9, 2023. STAK does not conduct any substantive operations on its own, but instead conducts its business operations through its wholly-owned subsidiary in the People’s Republic of China (the “PRC”) and the subsidiary of such entity. STAK and its subsidiaries are hereinafter collectively referred to as “the Company”. The Company is engaged in the design, production and sales of oilfield specific vehicles and related vehicles components, and provides automatic solution for oilfield specific vehicles in PRC.

Reorganization

In preparation for its initial public offering, the Company completed a reorganization on September 19, 2023 (the “Reorganization”), which involved the following steps:

●	on May 9, 2023, STAK was established under the laws of Cayman Islands, and is controlled by Mr. Chuanbo Jiang;

●	on May 15, 2023, STAK Holdings Limited (“STAK HK”) was incorporated in Hong Kong as a wholly-owned subsidiary of STAK;

●	on August 4, 2023, STAK (Changzhou) Intelligent Technology Co., Ltd. (“STAK Changzhou” or “WFOE”) was established as a wholly-owned subsidiary of STAK HK in the PRC; and

●	on September 19, 2023, WFOE acquired 100% equity interest of YLAN Technology (Changzhou) Co., Ltd. (“YLAN”).

On September 19, 2023, WFOE and the shareholders of YLAN entered into a share purchase agreement to purchase 100% equity shares of YLAN. Immediately before and after the Reorganization, Mr. Chuanbo Jiang controls over 50% of equity interest of these entities, and the Reorganization has been treated as a corporate restructuring of entities under common control. Thus, the current capital structure has been retroactively presented in prior periods as if such structure existed at that time, and the entities are presented on a consolidated basis for all periods to which such entities were under common control.

On May 20, 2024, the Company effected a one thousand-for-one subdivision of shares to shareholders, which increased the total number of authorized and issued ordinary shares from 50,000 to 50,000,000 and decreased the par value of ordinary shares from $1 to $0.001. Then the shareholders surrendered a pro-rata number of ordinary shares of 40,000,000 to the Company for no consideration and thereafter cancelled. Following the surrender, the issued and outstanding ordinary shares were 10,000,000 of par value of $0.001 per share. All share and per share data in the consolidated financial statements have been retroactively adjusted to reflect the surrender as if it has occurred at the beginning of the earliest period presented.

The consolidated financial statements reflect the activities of STAK and each of the following entities as of June 30, 2026.

Name	Date of Incorporation	Place of Incorporation	Percentage of effective ownership	Principal Activities
STAK Holdings Limited (“STAK HK”)	May 15, 2023	Hong Kong	100%	Holding company
STAK (Changzhou) Intelligent Technology Co., Ltd. (“STAK Changzhou” or “WFOE”)	August 4, 2023	PRC	100%	Holding company
YLAN Technology (Changzhou) Co., Ltd. (“YLAN”)	June 18, 2020	PRC	100%	Design, production and sales of oilfield-specialized production and maintenance equipment, and provide automatic solutions for them
Changzhou Zhongshan Intelligent Equipment Co., Ltd. (“Zhongshan Co”)	April 8, 2022	PRC	100%	Design, collaboration production and sales of specialized oilfield vehicles
STAK Group Ltd.	June 11, 2026	British Virgin Islands	100%	Holding company
STAK Vision Ltd.	June 24, 2026	British Virgin Islands	100%	Holding company

STAK INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Expressed in U.S. dollars, except for number of shares and per share data)